Deferred Revenue	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Deferred Revenue
24. Deferred Revenue
The subsidiaries of the Company have recognized the following deferred revenue:

	12/31/2019	12/31/2018
‘am/pm’ and Jet Oil franchising upfront fee (a)	956	18,668
Loyalty program “Km de Vantagens” (b)	25,096	18,465
Loyalty program “Clube Extrafarma” (b)	1,574	1,289

	27,626	38,422

Current	27,626	26,572
Non-current	0	11,850

a. Franchising Upfront Fee
am/pm is the convenience stores chain of the Ipiranga service stations. Ipiranga ended December 31, 2019 with 2,377 stores (2,493 as of December 31, 2018). Jet Oil is Ipiranga’s lubricant-changing and automotive service specialized network. Ipiranga ended December 31, 2019 with 1,492 stores (1,772 stores as of December 31, 2018).
b. Loyalty Programs
Subsidiary Ipiranga has a loyalty program called Km de Vantagens
(www.kmdevantagens.com.br
) under which registered customers are rewarded with points when they buy products at Ipiranga service stations or at its partners. The customers may exchange these points, during the period of one year, for discounts on products and services offered by Ipiranga and its partners. Points received by Ipiranga’s customers that may be used with the partner Multiplus Fidelidade and for discounts of fuel in Ipiranga’s website (
www.postoipiranganaweb.com.br
) and recognized as a reduction of revenue from sales and services.
Subsidiary Extrafarma has a loyalty program called Clube Extrafarma (www.clubeextrafarma.com.br) under which registered customers are rewarded with points when they buy products at its drugstore chain. The customers may exchange these points, during the period of six months, for discounts in products at its drugstore chain, recharge credit on a mobile phone, and prizes offered by partners Multiplus Fidelidade and Ipiranga, through Km de Vantagens. Points received by Extrafarma’s customers are recognized as a reduction of revenue from sales and services.
Deferred revenue is estimated based on the fair value of the points granted, considering the value of the prizes and the expected redemption of these points.